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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-22043
Invesco Van Kampen Dynamic Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin D. Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 7/31
Date of reporting period: 10/31/10

Item 1. Schedule of Investments.

Invesco Van Kampen Dynamic Credit
Opportunities Fund
Quarterly Schedule of Portfolio Holdings
October 31, 2010

invesco.com/us	VK-CE-DCO-QTR-1 10/10	Invesco Advisers, Inc.

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Variable Rate** Senior Loan Interests 103.8%
	Aerospace & Defense 1.2%
$1,959	Booz Allen Hamilton, Inc. Term Loan C	6.000%	07/31/15	$1,966,962
1,514	DynCorp International, LLC Term Loan B	6.250	07/05/16	1,524,589
2,819	IAP Worldwide Services, Inc. PIK Term Loan (a)	8.250	12/30/12	2,775,660
3,111	Sequa Corp. Term Loan	3.550	12/03/14	1,498,660
241	TASC, Inc. Term Loan A	5.500	12/18/14	242,411
518	TASC, Inc. Term Loan B	5.750	12/18/15	522,789
1,813	Wesco Aircraft Hardware Corp. Second Lien Term Loan	6.010	03/28/14	1,804,267
1,412	Wyle Services Corp. Incremental Term Loan	7.750	03/25/16	1,414,949

				11,750,287

	Air Transport 0.3%
2,771	Delta Air Lines, Inc. Secured Term Loan	8.750	09/27/13	2,815,990

	Automotive 2.8%
907	Autotrader.com, Inc. Term Loan B	6.000	06/14/16	912,181
1,213	Dana Holding Corp. Term Loan B	4.540	01/30/15	1,213,358
9,876	Federal-Mogul Corp. Term Loan B	2.198	12/29/14	8,778,593
10,227	Ford Motor Co. Term Loan B1	3.040	12/16/13	10,128,068
901	Goodyear Tire & Rubber Co. Second Lien Term Loan	2.210	04/30/14	876,320
3,455	Pinafore, LLC Term Loan B	6.750	09/29/16	3,497,455
626	TRW Automotive, Inc. Term Loan A2	4.080	05/30/15	633,334

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Automotive (continued)
$492	United Components, Inc. Term Loan B	6.250%	03/23/17	$496,356

				26,535,665

	Beverage, Food & Tobacco 1.6%
10,000	DSW Holdings, Inc. Term Loan	4.256	03/02/12	9,800,000
€1,600	Panrico, Inc. Term Loan B (Spain)	3.729	05/30/14	1,289,621
€1,960	Panrico, Inc. Term Loan C (Spain)	3.729	05/29/15	1,579,856
3,000	Van Houtte Second Lien Term Loan (Canada)	5.789	01/19/15	2,934,390

				15,603,867

	Building & Development 4.1%
170	Axia Acquisition Corp. Second Lien Term Loan A (a)	9.390	03/11/16	161,027
324	Axia Acquisition Corp. Second Lien Term Loan B (a)	3.390	03/12/16	281,772
£4,757	Baxi Group Ltd. Term Loan B (United Kingdom)	3.507	12/27/11	7,450,955
€546	Baxi Group Ltd. Term Loan B1 (United Kingdom)	3.527	10/07/15	743,160
€210	Baxi Group Ltd. Term Loan B2 (United Kingdom)	3.527	06/13/11	285,355
£4,757	Baxi Group Ltd. Term Loan C (United Kingdom)	4.507	12/27/12	7,489,067
€500	Baxi Group Ltd. Term Loan C1 (United Kingdom)	4.527	10/07/16	683,722
€704	Baxi Group Ltd. Term Loan C2 (United Kingdom)	4.527	06/13/12	962,344

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Building & Development (continued)
$954	Building Materials Holding Corp. Second Lien Term Loan (a)	8.000%	01/05/15	$765,417
293	Capital Automotive, LP Term Loan B	2.010	12/16/10	291,784
2,619	Capital Automotive, LP Term Loan C	2.010	12/14/12	2,596,085
996	CB Richard Ellis Services, Inc. Term Loan B	5.750	12/20/13	996,758
2,331	Contech Construction Products, Inc. Term Loan	6.250	01/31/13	2,035,699
725	Custom Building Products, Inc. Term Loan B	5.750	03/19/15	724,572
2,000	El Ad IDB Las Vegas, LLC Term Loan A2	4.256	08/09/12	872,500
948	Ginn LA CS Borrower First Lien Term A Credit Linked (c)	7.750	06/08/11	54,495
2,032	Ginn LA CS Borrower First Lien Term Loan (c)	6.196	06/08/11	116,817
4,500	Ginn LA CS Borrower Second Lien Term Loan (c)	10.196	06/08/12	22,500
2,382	Kyle Acquisition Group, LLC Term Loan B (c)(e)	5.750	07/20/09	234,276
2,618	Kyle Acquisition Group, LLC Term Loan C (c)	4.000	07/20/11	257,399
153	Lake at Las Vegas Joint Venture, LLC Exit Revolver Credit Agreement (a) (f)	6.180	12/31/12	149,597
3,000	Metroflag BP, LLC Second Lien Term Loan (c)(e)	11.250	01/06/09	33,750
1,651	NLV Holdings, LLC Second Lien Term Loan (a)(d)	5.250	05/09/12	14,450

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Building & Development (continued)
$1,322	Realogy Corp. Delayed Draw Term Loan	3.260%	10/10/13	$1,214,712
1,015	Realogy Corp. Letter of Credit	3.256	10/10/13	932,285
7,444	Realogy Corp. Term Loan	3.257	10/10/13	6,839,491
395	Rhodes Homes New Term Loan (a)	5.256	03/31/16	317,722
2,000	Standard Pacific Corp. Term Loan	2.119	05/05/13	1,835,000
1,008	Tamarack Resorts, LLC Credit Lined Note A (c)	8.051	05/19/11	13,854
209	Tamarack Resorts, LLC Term Loan (c)(e)	20.250	07/02/09	166,625
1,489	Tamarack Resorts, LLC Term Loan B (c)	7.500	05/19/11	20,469
81	WCI Communities, Inc. First Lien Term Loan	11.000	09/03/14	80,913
339	WCI Communities, Inc. PIK Term Loan (a)	10.000	09/02/16	328,004

				38,972,576

	Business Equipment & Services 7.4%
3,980	Affinion Group, Inc. Term Loan B	5.000	10/10/16	3,950,150
1,417	Asurion Corp. First Lien Term Loan	3.280	07/03/14	1,323,149
6,687	Asurion Corp. Incremental Term Loan B2	3.256	03/31/15	6,578,550
540	Asurion Corp. Second Lien Term Loan	6.756	07/03/15	505,481
500	Bright Horizons Family Solutions, Inc. Revolving Credit Agreement (f)	1.381	05/28/14	498,522
1,160	Bright Horizons Family Solutions, Inc. Term Loan B	7.500	05/28/15	1,167,442

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Business Equipment & Services (continued)
$2,022	Dealer Computer Services, Inc. Term Loan B	5.250%	04/21/17	$2,034,478
1,449	Education Management, LLC Term Loan C	2.063	06/03/13	1,356,876
10,922	First Data Corp. Term Loan B1	3.010	09/24/14	9,850,655
9,334	First Data Corp. Term Loan B2	3.010	09/24/14	8,415,062
9,255	First Data Corp. Term Loan B3	3.010	09/24/14	8,338,823
2,902	GSI Holdings, LLC Term Loan	3.300	08/01/14	2,583,037
455	Interactive Data Corp. Term Loan B	6.750	01/27/17	464,183
1,451	Kronos, Inc. Second Lien Term Loan	6.039	06/11/15	1,382,852
3,654	Mitchell International, Inc. Second Lien Term Loan	5.563	03/30/15	3,203,689
4,426	NCO Financial Systems Term Loan B	7.430	05/15/13	4,300,736
639	Nielsen Finance, LLC Term Loan A	2.256	08/09/13	629,962
3,786	Nielsen Finance, LLC Term Loan C	4.006	05/02/16	3,728,516
3,861	SMG Holdings, Inc. Term Loan B	3.290	07/27/14	3,667,863
1,377	Sorenson Communications, Inc. Term Loan C	6.000	08/16/13	1,282,772
422	SunGard Data Systems, Inc. Incremental Term Loan Add on	6.750	02/28/14	427,651
54	Sungard Data Systems, Inc. Term Loan A	2.006	02/28/14	52,860
1,455	Sungard Data Systems, Inc. Term Loan B	4.030	02/26/16	1,446,488
2,986	Verint Systems, Inc. Term Loan B	5.250	05/25/14	2,958,388

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Business Equipment & Services (continued)
$209	Vertafore, Inc. Term Loan B	6.750%	07/29/16	$210,475

				70,358,660

	Cable & Satellite Television 7.3%
13,808	Charter Communications Operating, LLC Extended Term Loan (d)	3.540	09/06/16	13,580,278
1,484	Charter Communications Operating, LLC Replacement Term Loan (d)	2.260	03/06/14	1,458,404
5,000	Charter Communications Operating, LLC Third Lien Term Loan (d)	2.755	09/06/14	4,740,000
€1,500	Kabel Baden-Wurttemberg GmbH Term Loan B (Germany)	3.347	06/09/14	2,060,675
€1,500	Kabel Baden-Wurttemberg GmbH Term Loan C (Germany)	3.847	06/09/15	2,071,113
3,553	Kabel Baden-Wurttemberg GmbH Second Lien Term Loan	5.847	12/09/15	4,907,978
3,931	Knology, Inc. New Term Loan B	5.500	10/17/16	3,949,840
896	Mediacom, LLC Term Loan F	4.500	10/23/17	890,570
1,793	Midcontinent Communications Term Loan B	6.250	12/31/16	1,801,962
€644	Prosiebensat. 1 Media AG Term Loan C2 (Germany)	2.765	07/03/15	826,283
€14,310	Prosiebensat. 1 Media AG Term Loan C3 (Germany)	2.765	06/26/15	18,367,866
€10,000	UPC Broadband Holding BV Term Loan U (Netherlands)	4.623	12/31/17	13,229,825

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Cable & Satellite Television (continued)
$1,250	UPC Financing Partnership Term Loan T (Netherlands)	4.251%	12/30/16	$1,221,525

				69,106,319

	Chemicals & Plastics 2.6%
5,000	Brenntag Holdings GmbH & Co. Second Lien Term Loan (Germany)	6.453	07/17/15	5,024,100
3,837	MetoKote Corp. Term Loan Refinance	9.000	11/27/11	3,632,755
454	Momentive Specialty Chemicals, Inc. Extended Term Loan C1	4.063	05/05/15	444,454
95	Momentive Specialty Chemicals, Inc. Extended Term Loan C2	4.063	05/05/15	92,826
4,852	Momentive Specialty Chemicals, Inc. Extended Term Loan C5	4.063	05/05/15	4,718,689
1,416	Momentive Specialty Chemicals Inc. Extended Term Loan C4	4.188	05/05/15	1,383,832
1,709	Nalco Co. Term Loan B1	4.500	09/30/17	1,731,195
1,350	Nusil Technology, LLC New Term Loan B	6.000	02/18/15	1,391,329
3,458	PQ Corp. Term Loan B	3.530	07/30/14	3,319,539
2,855	Univar, Inc. Opco Term Loan	3.255	10/10/14	2,848,660

				24,587,379

	Clothing/Textiles 0.8%
1,384	Gold Toe Investment Corp. First Lien Term Loan B	8.500	10/30/13	1,335,392

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Clothing/Textiles (continued)
$2,000	Gold Toe Investment Corp. Second Lien Term Loan	11.750%	04/30/14	$1,456,260
5,000	Levi Strauss & Co. Term Loan	2.506	03/27/14	4,710,425

				7,502,077

	Conglomerates 0.9%
2,532	Euramax International, Inc. Cash Pay Term Loan	10.000	06/29/13	2,394,955
2,399	Euramax International, Inc. PIK Pay Term Loan (a)	14.000	06/29/13	2,269,458
175	RGIS Holdings, LLC Delayed Draw Term Loan	2.789	04/30/14	162,687
3,499	RGIS Holdings, LLC Term Loan B	2.780	04/30/14	3,253,740

				8,080,840

	Containers & Glass Products 3.2%
3,571	Anchor Glass Container Corp. First Lien Term Loan	6.000	03/02/16	3,579,843
1,350	Anchor Glass Container Corp. Second Lien Term Loan	10.000	09/02/16	1,344,094
3,000	Berlin Packaging, LLC Second Lien Term Loan	6.820	08/17/15	2,385,000
5,826	Berlin Packaging, LLC Term Loan	3.280	08/17/14	5,447,658
2,663	Berry Plastics Group, Inc. Term Loan C	2.376	04/03/15	2,518,350
102	BWAY Corp. New Term Loan B	5.520	06/16/17	101,970
10	BWAY Corp. New Term Loan C	5.560	06/16/17	9,560
4,809	Graham Packaging Co., L.P. Term Loan C	6.750	04/05/14	4,857,720
780	Graham Packaging Co., L.P. Term Loan D	6.000	09/23/16	788,752

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Containers & Glass Products (continued)
$2,765	Reynolds Group Holdings, Inc. Dollar Term Loan	6.750%	05/05/16	$2,794,240
1,237	Reynolds Group Holdings, Inc. Incremental Term Loan	6.250	05/05/16	1,246,718
5,169	Smurfit-Stone Container Corp. Exit Term Loan B	6.750	02/22/16	5,225,643

				30,299,548

	Cosmetics/Toiletries 3.7%
5,081	American Safety Razor Co. Second Lien Term Loan (c)	12.500	01/30/14	1,022,480
923	Huish Detergents, Inc. Term Loan B	2.010	04/26/14	889,534
197	KIK Custom Products, Inc. Canadian Term Loan	2.540	06/02/14	168,267
1,151	KIK Custom Products, Inc. First Lien Term Loan	2.540	06/02/14	981,554
7,000	KIK Custom Products, Inc. Second Lien Term Loan	5.289	11/30/14	4,795,000
1,165	Marietta Intermediate Holding Corp. Term Loan B (a)	8.000	02/19/15	1,060,111
€7,385	Ontex Senior Loan Term Loan B (Belgium)	3.685	07/05/12	10,347,868
€7,385	Ontex Senior Loan Term Loan C (Belgium)	4.935	07/05/13	10,399,260
4,776	Philosophy, Inc. Term Loan B	2.010	03/16/14	4,609,079
1,197	Prestige Brands, Inc. Incremental Term Loan B	4.750	03/24/16	1,204,947

				35,478,100

	Diversified Telecommunication Services 0.4%
€1,500	Tyrol Acquisitions 2 SA Term Loan B (Germany)	2.847	01/30/15	1,792,645

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Diversified Telecommunication Services (continued)
€1,500	Tyrol Acquisitions 2 SA Term Loan C (Germany)	3.097%	01/29/16	$1,803,084

				3,595,729

	Drugs 2.7%
€1,415	Nyco Holdings 2 Aps Term Loan B (Denmark)	4.597	12/29/14	1,847,879
$3,776	Nyco Holdings 2 Aps Term Loan B2 (Denmark)	4.005	12/29/14	3,506,231
€1,414	Nyco Holdings 2 Aps Term Loan C (Denmark)	5.347	12/29/15	1,857,267
3,775	Nyco Holdings 2 Aps Term Loan C2 (Denmark)	4.755	12/29/15	3,524,039
1,125	Nyco Holdings 3 Aps Facility A1 (Denmark)	3.255	12/29/13	1,060,233
8,144	Nyco Holdings 3 Aps Facility A2 (Denmark)	3.255	12/29/13	7,675,389
143	Nyco Holdings 3 Aps Facility A3 (Denmark)	3.255	12/29/13	134,775
91	Nyco Holdings 3 Aps Facility A4 (Denmark)	3.255	12/29/13	86,019
644	Nyco Holdings 3 Aps Facility A5 (Denmark)	3.255	12/29/13	607,051
4,317	Warner Chilcott Co., LLC Term Loan B3	6.500	02/22/16	4,361,118
1,402	Warner Chilcott Co., LLC Term Loan B4	6.500	02/22/16	1,415,947

				26,075,948

	Ecological Services & Equipment 1.4%
709	ServiceMaster Co. Delayed Draw Term Loan	2.760	07/24/14	675,786
7,124	ServiceMaster Co. Term Loan	2.770	07/24/14	6,786,014

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Ecological Services & Equipment (continued)
$6,850	Synagro Technologies, Inc. Second Lien Term Loan	5.010%	10/02/14	$5,548,534

				13,010,334

	Electronics/Electrical 6.9%
4,885	CDW Corp. Term Loan	4.256	10/10/14	4,648,345
5,167	Edwards, Ltd. Second Lien Term Loan (Cayman Islands) (a)	6.005	11/30/14	4,685,627
5,341	Freescale Semiconductor, Inc. Extended Term Loan B	4.506	12/01/16	5,046,855
2,015	Infor Enterprise Solutions Holdings, Inc. Extended Delayed Draw Term Loan	6.010	07/28/15	1,873,893
3,862	Infor Enterprise Solutions Holdings, Inc. Extended Initial Term Loan	6.010	07/28/15	3,591,628
9,688	NDS Finance Ltd. Term Loan B2 (United Kingdom)	5.066	10/14/15	13,307,239
5,759	Open Solutions, Inc. Term Loan B	2.415	01/23/14	4,883,175
618	Savvis Communications Corp. Term Loan	6.750	08/04/16	626,694
€18,548	Sensata Technologies BV Term Loan B	3.040	04/26/13	24,976,665
1,951	Spectrum Brands, Inc. New Term Loan	8.000	06/16/16	1,993,765

				65,633,886

	Farming/Agriculture 0.2%
1,027	WM. Bolthouse Farms, Inc. New First Lien Term Loan	5.500	02/11/16	1,032,874
1,091	WM. Bolthouse Farms, Inc. New Second Lien Term Loan	9.500	08/11/16	1,103,864

				2,136,738

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Financial Intermediaries 3.1%
$2,446	Clarke American Corp. Term Loan B	2.778%	06/30/14	$2,210,924
3,646	Fidelity National Information Solutions, Inc. Term Loan B	5.250	07/18/16	3,700,833
2,500	National Processing Co. Group, Inc. Second Lien Term Loan	11.000	09/29/14	2,283,338
3,161	National Processing Co. Group, Inc. Term Loan B	7.250	09/29/13	3,138,892
5,829	Nuveen Investments, Inc. Term Loan	3.290	11/13/14	5,472,795
3,162	Oxford Acquisition III, Ltd. Term Loan (United Kingdom)	2.038	05/12/14	2,845,396
5,097	RJO Holdings Corp. Second Lien Term Loan (a)	9.010	07/13/15	356,807
4,834	RJO Holdings Corp. Term Loan B (a)	5.260	07/12/14	3,222,706
1,649	Trans Union, LLC Term Loan B	6.750	06/15/17	1,680,752
1,932	Transfirst Holdings, Inc. Second Lien Term Loan (a)	6.290	06/15/15	1,816,371
2,902	Transfirst Holdings, Inc. Term Loan B	3.040	06/15/14	2,655,788

				29,384,602

	Food Products 7.9%
177	Advantage Sales & Marketing, Inc. Second Lien Term Loan	8.500	05/05/17	179,425
171	Advantage Sales & Marketing, Inc. Term Loan	5.000	05/05/16	171,121
£3,000	Brake Brothers PLC Term Loan B (United Kingdom) (j)	—	09/01/14	4,350,383

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Food Products (continued)
$4,316	Coleman Natural Foods, LLC First Lien Term Loan	7.250%	08/22/12	$4,099,917
984	Dole Food Co. Inc. Term Loan B	5.060	03/02/17	991,579
2,444	Dole Food Co. Inc. Term Loan C	5.040	03/02/17	2,462,836
12,000	Farley’s & Sathers Candy Co., Inc. Second Lien Term Loan	11.250	01/02/12	11,940,000
€1,276	Foodvest Ltd. Term Loan C2 (United Kingdom)	5.258	10/02/16	1,741,955
€20,000	Liberator Midco Ltd. Term Loan D (United Kingdom)	5.350	04/30/16	27,977,687
€5,000	Lion Polaris SA Term Loan B1 (France)	5.824	09/14/17	7,026,503
1,408	Michael Foods Group, Inc. Term Loan B	6.250	06/29/16	1,436,998
3,529	Pierre Foods, Inc. First Lien Term Loan	7.001	09/29/16	3,497,448
900	Pierre Foods, Inc. Second Lien Term Loan	11.250	09/29/17	883,355
3,402	Pinnacle Foods Finance, LLC Term Loan B	2.756	04/02/14	3,314,824
4,996	Pinnacle Foods Finance, LLC Term Loan D	6.000	04/02/14	5,059,042

				75,133,073

	Food Service 0.7%
3,032	Burger King Corp. New Term Loan B	6.250	10/19/16	3,062,337
1,232	Center Cut Hospitality, Inc. Term Loan	9.250	07/06/14	1,176,165
1,345	DineEquity, Inc. Term Loan B	6.000	10/19/17	1,358,390
126	OSI Restaurant Partners, LLC Revolving Credit Agreement	1.470	06/14/13	118,675

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Food Service (continued)
$1,383	OSI Restaurant Partners, LLC Term Loan B	2.625%	06/14/14	$1,305,632

				7,021,199

	Food/Drug retailers 3.6%
£8,000	Alliance Boots Holdings, Ltd. Term Loan B1 (United Kingdom)	3.559	07/05/15	11,597,560
€7,000	Alliance Boots Holdings, Ltd. Term Loan B2 (United Kingdom)	3.804	07/05/15	9,083,367
6,499	General Nutrition Centers, Inc. Term Loan B	2.530	09/16/13	6,401,717
651	NBTY, Inc. Term Loan B	6.250	10/02/17	660,027
6,421	Rite Aid Corp. Term Loan 3	6.000	06/04/14	6,394,738
509	Rite Aid Corp. Term Loan B	2.010	06/04/14	459,882

				34,597,291

	Forest Products 0.4%
3,200	Ainsworth Lumber Co., Ltd Term Loan	5.313	06/26/14	3,044,000
428	Verso Paper Holding, LLC Term Loan (a)	6.790	02/01/13	353,806
95	White Birch Paper Co. DIP Delayed Draw Term Loan (Canada) (f)	6.720	12/01/10	95,322
584	White Birch Paper Co. DIP Term Loan B (Canada)	12.000	12/01/10	582,892

				4,076,020

	Health Care 4.6%
825	Biomet Inc. Term Loan B	3.280	03/25/15	815,420
1,610	Carestream Health, Inc. First Lien Term Loan	2.255	04/30/13	1,578,653
232	Community Health Systems, Inc. Delayed Draw Term Loan	2.549	07/25/14	229,040

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Health Care (continued)
$4,503	Community Health Systems, Inc. Term Loan	2.549%	07/25/14	$4,437,554
3,170	Concentra Inc. Second Lien Term Loan (a)	5.790	06/25/15	3,035,375
1,450	DaVita, Inc. New Term Loan B	4.500	10/20/16	1,466,273
1,826	Gentiva Health Services, Inc. New Term Loan B	6.750	08/15/16	1,840,103
4,234	HCA, Inc. Extended Term Loan B2	3.539	03/31/17	4,165,742
1,067	HCA, Inc. Term Loan B	2.539	11/18/13	1,047,418
2,570	Health Management Associates, Inc. Term Loan B	2.039	02/28/14	2,521,477
2,403	Inverness Medical Innovations, Inc. First Lien Term Loan	2.270	06/26/14	2,318,413
1,469	Rehabcare Group, Inc. Term Loan B	6.000	11/24/15	1,479,984
1,439	Skilled Healthcare Group, Inc. Term Loan B	5.250	04/08/16	1,398,095
1,382	Sun Healthcare Group, Inc. New Term Loan B	7.500	10/15/16	1,370,218
5,827	Surgical Care Affiliates, LLC Term Loan	2.289	12/29/14	5,535,587
619	United Surgical Partners, International, Inc. Delayed Draw Term Loan	2.260	04/21/14	597,268
3,278	United Surgical Partners, International, Inc. Term Loan B	2.270	04/19/14	3,161,112
6,511	Universal Health Services, Inc. Term Loan B	6.250	07/28/16	6,593,069

				43,590,801

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Home Furnishings 1.3%
$6,789	Hunter Fan Co. Second Lien Term Loan	7.010%	10/16/14	$4,531,974
1,588	Hunter Fan Co. Term Loan	2.760	04/16/14	1,404,465
4,818	Mattress Holdings Corp. Term Loan B	2.540	01/18/14	4,203,887
2,208	National Bedding Co. LLC Second Lien Term Loan	5.375	02/28/14	2,102,818

				12,243,144

	Industrial Equipment 0.4%
906	Manitowoc Co., Inc. Term Loan B	8.000	11/06/14	913,152
3,729	Mold-Masters Luxembourg Holdings, SA Mold Masters Term Loan	3.813	10/11/14	3,272,344

				4,185,496

	Insurance 2.0%
3,809	Alliant Holdings I, Inc. Term Loan B	3.289	08/21/14	3,676,167
5,860	AmWins Group, Inc. First Lien Term Loan	2.800	06/08/13	5,460,709
3,049	C.G. JCF Corp. Term Loan	3.260	08/01/14	2,888,495
2,355	Conseco, Inc. New Term Loan	7.500	10/10/13	2,294,937
1,750	HMSC Corp. Second Lien Term Loan	5.755	10/03/14	1,203,125
248	Sedgwick CMS Holdings, Inc. First Lien Term Loan	5.500	05/27/16	248,129
1,600	Sedgwick CMS Holdings, Inc. Second Lien Term Loan	9.000	05/26/17	1,600,000
1,980	USI Holdings Corp. Incremental Term Loan	7.000	05/05/14	1,939,568

				19,311,130

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Leisure 0.0%
$362	24 Hour Fitness Worldwide, Inc. New Term Loan	6.750%	04/22/16	$346,381

	Leisure Goods/Activities/Movies 2.7%
1,800	Alpha Topco, Ltd. Second Lien Term Loan (United Kingdom)	3.799	06/30/14	1,591,236
3,529	Alpha Topco, Ltd. Term Loan B1 (United Kingdom)	2.424	12/31/13	3,247,399
2,384	Alpha Topco, Ltd. Term Loan B2 (United Kingdom)	2.424	12/31/13	2,193,526
1,296	Cedar Fair, L.P. Term Loan B	5.500	12/15/16	1,316,121
1,033	Fender Musical Instruments Corp. Delayed Draw Term Loan	2.550	06/09/14	888,672
2,046	Fender Musical Instruments Corp. Term Loan B	2.540	06/09/14	1,759,149
1,626	Hicks Sports Group, LLC Term Loan (c)	6.750	12/22/10	1,459,184
12,728	Metro-Goldwyn-Mayer Studios, Inc. Term Loan B (c)	20.500	04/09/12	5,944,619
9,401	Metro-Goldwyn-Mayer Studios Inc. Term Loan B1 (c)	20.500	04/09/12	4,390,374
1,906	Sabre Holdings Corp. Term Loan B	2.270	09/30/14	1,816,546
612	Six Flags Theme Parks, Inc. Exit Term Loan B	6.000	06/30/16	615,471
55	Universal City Development Partners, Ltd. New Term Loan B	5.500	11/06/14	55,562

				25,277,859

	Lodging & Casinos 7.5%
1,748	Cannery Casino Resorts, LLC Delayed Draw Term Loan	4.506	05/20/13	1,661,811

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Lodging & Casinos (continued)
$2,500	Cannery Casino Resorts, LLC Second Lien Term Loan	4.506%	05/16/14	$2,075,000
2,114	Cannery Casino Resorts, LLC Term Loan B	4.506	05/17/13	2,009,663
4,359	CCM Merger Corp. Term Loan B	8.500	07/13/12	4,366,452
192	Chester Downs and Marina, LLC Incremental Term Loan	12.375	07/29/16	195,139
£996	Gala Group Ltd. Term Loan A (United Kingdom)	4.574	12/01/12	1,565,583
360	Golden Nugget, Inc. New Delayed Draw Term Loan (a)	3.260	06/30/14	289,714
633	Golden Nugget, Inc. Term Loan B (a)	3.260	06/30/14	508,959
496	Harrah’s Operating Co., Inc. Incremental Term Loan B4	9.500	10/31/16	517,480
14,814	Harrah’s Operating Co., Inc. Term Loan B1	3.288	01/28/15	13,086,050
3,357	Harrah’s Operating Co., Inc. Term Loan B3	3.290	01/28/15	2,964,441
498	Isle of Capri Casinos, Inc. New Delayed Draw Term Loan A	5.000	11/25/13	488,167
566	Isle of Capri Casinos, Inc. New Delayed Draw Term Loan B	5.000	11/25/13	555,035
1,416	Isle of Capri Casinos, Inc. New Term Loan B	5.000	11/25/13	1,387,587
1,297	Las Vegas Sands, LLC/Venetian Casino Delayed Draw Term Loan	2.030	05/23/14	1,232,739
6,417	Las Vegas Sands, LLC/Venetian Casino Term Loan B	2.030	05/23/14	6,100,800
1,113	Magnolia Hill, LLC Delayed Draw Term Loan	3.510	10/30/13	1,001,607

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Lodging & Casinos (continued)
$4,650	Magnolia Hill, LLC Mezzanine Loan	14,000%	04/30/14	$4,556,861
3,167	Magnolia Hill, LLC Term Loan	3.510	10/30/13	2,850,726
1,116	MGM Mirage Class D Term Loan	6.000	10/03/11	1,115,245
€9,547	Regency Entertainment SA Term Loan B (Greece)	3.271	03/03/14	7,806,080
€9,547	Regency Entertainment SA Term Loan C (Greece)	3.646	03/02/15	7,872,515
1,090	Venetian Macau, Ltd. Delayed Draw Term Loan B	4.780	05/25/12	1,093,485
1,470	Venetian Macau, Ltd. New Project Term Loan	4.780	05/27/13	1,474,333
2,729	Venetian Macau, Ltd. Term Loan B	4.780	05/27/13	2,736,244
5,500	Wembly, Inc. Second Lien Term Loan (c)	6.500	07/18/12	96,250
1,996	Wembly, Inc. Term Loan B (a)	4.750	07/18/11	1,540,601

				71,148,567

	Oil & Gas 1.5%
1,809	CCS, Inc. Term Loan B	3.290	11/14/14	1,590,562
1,899	Citgo Petroleum Corp. Term Loan B	8.000	06/24/15	1,944,225
4,000	Dresser, Inc. Second Lien Term Loan	6.112	05/04/15	3,996,680
754	Ram Energy, Inc. Term Loan B	10.000	11/29/12	754,471
1,376	Venoco, Inc. Term Loan	4.313	05/08/14	1,306,330
2,477	Western Refining, Inc. Term Loan B	10.750	05/30/14	2,503,495
2,534	Willbros United States Holdings, Inc. Term Loan B	9.500	06/30/14	2,521,639

				14,617,402

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Publishing 4.2%
$1,175	Affiliated Media, Inc. New Term Loan	8.500%	03/19/14	$1,140,397
13,032	Cengage Learning Holdings II, LP Term Loan	2.540	07/03/14	11,961,814
4,000	Endurance Business Media, Inc. Second Lien Term Loan (c)	11.250	01/26/14	220,000
912	Gatehouse Media, Inc. Delayed Draw Term Loan	2.260	08/28/14	335,797
2,445	Gatehouse Media, Inc. Term Loan B	2.260	08/28/14	900,350
935	Knowledgepoint360 Group, LLC First Lien Term Loan	3.620	04/14/14	747,770
2,000	Knowledgepoint360 Group, LLC Second Lien Term Loan	7.362	04/13/15	1,220,000
4,996	Merrill Communications, LLC Second Lien Term Loan (a)	14.756	11/15/13	4,671,239
5,000	Nelson Education, Ltd. Second Lien Term Loan (Canada)	6.289	07/03/15	4,275,000
2,333	Newsday, LLC Term Loan	6.539	08/01/13	2,365,417
1,435	Primedia, Inc. Term Loan B	2.290	08/01/14	1,265,655
10,146	Tribune Co. Term Loan B (c)(d)	5.250	06/04/14	6,750,413
7,071	Yell Group PLC New Term Loan B1 (United Kingdom)	4.005	07/31/14	3,875,727

				39,729,579

	Radio & Television 3.4%
1,887	CMP KC, LLC Term Loan (c)	6.250	05/03/11	160,364
4,224	CMP Susquehanna Corp. Term Loan	2.313	05/05/13	3,792,403
817	Cumulus Media, Inc. Term Loan B	4.006	06/11/14	765,779

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Radio & Television (continued)
$2,597	FoxCo Acquisition Sub, LLC Term Loan	7.500%	07/14/15	$2,579,118
633	High Plains Broadcasting Operating Co., LLC Term Loan	9.000	09/14/16	631,473
1,552	Multicultural Radio Broadcasting, Inc. Term Loan	3.010	12/18/12	1,272,820
2,307	Newport Television, LLC Term Loan B	9.000	09/14/16	2,302,950
21,486	Univision Communications, Inc. Initial Term Loan	4.505	09/29/14	20,392,536

				31,897,443

	Retailers (except food & drug) 2.3%
6,193	Amscan Holdings, Inc. New Term Loan	2.539	05/25/13	6,030,832
4,268	Dollar General Corp. Term Loan B2	3.010	07/07/14	4,222,251
498	Educate, Inc. Second Lien Term Loan	8.510	06/16/14	485,076
4,027	Guitar Center, Inc. Term Loan B	3.760	10/09/14	3,641,259
854	Michaels Stores, Inc. Term Loan B2	4.884	07/31/16	848,148
948	Savers, Inc. Term Loan B	5.750	03/11/16	951,660
€4,377	Zapf Creation AG Term Loan (Germany)	5.347	11/30/12	5,177,649

				21,356,875

	Surface Transport 0.3%
2,530	Swift Transportation Co., Inc. Term Loan	8.250	05/09/14	2,504,011

	Telecommunications 5.2%
5,358	Avaya, Inc. Term Loan	3.058	10/24/14	4,875,055

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Telecommunications (continued)
€3,185	Bultel Cable Bulgaria EAD Term Loan A (Bulgaria)	6.140%	10/27/15	$3,989,595
€3,250	Bultel Cable Bulgaria EAD Term Loan B (Bulgaria)	7.139	10/27/16	4,071,015
$724	Cincinnati Bell, Inc. Term Loan	6.500	06/12/17	731,489
€1,926	Fibernet Term Loan B (Bulgaria)	3.155	12/20/14	1,688,780
€1,926	Fibernet Term Loan C (Bulgaria)	3.655	12/20/15	1,688,780
5,935	Global Tel*Link Corp. Term Loan B	6.000	03/02/16	5,947,220
2,397	Hawaiian Telcom Communications, Inc. Term Loan C	9.000	10/28/15	2,429,335
167	Level 3 Communications, Inc. Add on Term Loan	11.500	03/13/14	180,833
5,625	Level 3 Communications, Inc. Term Loan A	2.539	03/13/14	5,256,872
3,443	MetroPCS Wireless, Inc. Extended Term Loan B	3.813	11/04/16	3,450,004
316	MetroPCS Wireless, Inc. Term Loan B	2.563	11/04/13	313,896
2,075	NTELOS, Inc. Term Loan B	5.750	08/07/15	2,092,390
€4,076	Primacom Term Loan B1 (Germany)	4.036	12/05/13	4,063,319
€4,091	Primacom Term Loan C1 (Germany)	4.536	12/05/14	4,106,936
€4,179	Primacom Term Loan C2 (Germany)	3.286	11/22/16	4,194,671

				49,080,190

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Utilities 5.2%
5,000	Bicent Power, LLC Second Lien Term Loan	4.290	12/31/14	1,125,000
4,331	BRSP, LLC Term Loan B	7.500	06/04/14	4,358,191
4,335	Calpine Corp. First Priority Term Loan	3.165	03/29/14	4,320,723
2,900	FirstLight Power Resources, Inc. Second Lien Term Loan	4.813	05/01/14	2,682,500
100	FirstLight Power Resources, Inc. Synthetic Letter of Credit	2.813	11/01/13	94,101
670	FirstLight Power Resources, Inc. Term Loan B	2.813	11/01/13	632,654
1,421	Great Point Power, Inc. Delayed Draw Term Loan	5.500	03/10/17	1,422,615
187	Mach Gen, LLC Letter of Credit	2.289	02/22/13	174,554
7,000	New Development Holdings, LLC Term Loan	7.000	07/03/17	7,146,825
2,182	NRG Energy, Inc. Extended Letter of Credit	3.539	08/31/15	2,681,307
1	NRG Energy, Inc. Synthetic Letter of Credit	1.789	02/01/13	522
441	NRG Energy, Inc. Term Loan	1.780	02/01/13	432,764
3,784	Primary Energy Operations, LLC New Term Loan	6.500	10/23/14	3,714,500
5,799	Texas Competitive Electric Holdings Co., LLC Delayed Draw Term Loan	3.760	10/10/14	4,511,651

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Utilities (continued)
$4,999	Texas Competitive Electric Holdings Co., LLC Term Loan B1	3.760%	10/10/14	$4,685,103
1,610	Texas Competitive Electric Holdings Co., LLC Term Loan B2	3.920	10/10/14	1,256,999
6,626	Texas Competitive Electric Holdings Co., LLC Term Loan B3	3.760	10/10/14	4,386,417
6,000	TPF Generation Holdings, LLC Second Lien Term Loan C	4.539	12/15/14	5,527,500

				49,153,926

	Total Variable Rate** Senior Loan Interests 103.8%			986,198,932

	Notes 23.9%
	Air Transport 0.1%
650	Continental Airlines, Inc.	6.750	09/15/15	680,875

	Building & Development 0.6%
2,000	CPG International, Inc. (i)	7.500	07/01/12	1,990,000
£3,160	European Loan Conduit (United Kingdom) (h)	0.897	07/25/17	4,152,012

				6,142,012

	Cable & Satellite Television 1.3%
€5,000	UPC Germany GmbH (Germany) (h)	9.625	12/01/19	7,533,118
4,250	Virgin Media Finance PLC (United Kingdom)	9.500	08/15/16	4,831,719

				12,364,837

	Chemicals & Plastics 0.6%
3,149	Lyondell Chemical Co.	11.000	05/01/18	3,531,248

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Par
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Chemicals & Plastics (continued)
$2,043	Wellman, Inc. (a)	5.000%	01/29/19	$2,042,964

				5,574,212

	Containers & Glass Products 5.5%
€11,200	Ardagh Glass Finance (Ireland) (h)	7.125	06/15/17	14,613,901
€6,000	Ardagh Glass Finance (Ireland) (h)	8.750	02/01/20	8,350,800
2,800	Berry Plastics Corp. (i)	5.039	02/15/15	2,709,000
€4,500	Impress Holdings (Netherlands) (h)	9.250	09/15/14	6,607,571
€6,000	Impress Metal Packaging Holdings BV (Netherlands) (h)	4.110	09/15/13	8,361,239
€8,800	Pregis Corp.	5.985	04/15/13	11,696,688

				52,339,199

	Energy Equipment & Services 1.6%
15,000	Seadrill, Ltd.	6.500	10/05/15	15,004,200

	Financial Intermediaries 1.6%
€7,000	GMAC, Inc.	5.375	06/06/11	9,913,096
€4,000	GMAC, Inc.	6.000	05/23/12	5,650,708

				15,563,804

	Forest Products 0.2%
2,000	Builders FirstSource, Inc. (i)	14.626	02/15/16	2,000,000

	Health Care 0.7%
6,167	Apria Healthcare Group, Inc.	11.250	11/01/14	6,860,417

	Home Furnishings 0.2%
1,539	Targus Group International Inc. (a)	10.000	12/15/15	1,538,831

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Par
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Lodging & Casinos 3.0%
£24,797	Spirit Issuer PLC (United Kingdom)	5.472%	12/28/28	$28,084,549

	Paper & Forest Products 1.0%
€7,000	Lecta SA (h)	3.524	02/15/14	9,158,044

	Rail Industries 1.3%
€5,000	Channel Link (United Kingdom)	2.261	06/30/12	5,601,995
£5,000	Channel Link (United Kingdom)	2.268	06/20/12	6,449,463

				12,051,458

	Surface transport 2.3%
€16,090	CB Bus AB (Sweden)	9.125	08/01/12	22,337,970

	Telecommunications 3.5%
€14,390	Versatel AG (Germany) (h)	3.629	06/15/14	18,125,343
$14,000	Wind Acquisition Fin SA (Luxembourg) (h)	12.000	12/01/15	14,901,600

				33,026,943

	Utility 0.4%
3,939	Calpine Corp.	7.500	02/15/21	4,056,988

	Total Notes 23.9%			226,784,339

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Description	Value
Equities 1.8%
Affiliated Media, Inc. (87,369 common shares, Acquired 04/23/10, Cost $5,595,972)	$1,441,585
Axia Acquisition Holdings Corp. (101 common shares, Acquired 04/21/10, Cost $1,404,030) (g)	251,903
Building Materials Holding Corp. (512,204 common shares, Acquired 01/11/10, Cost $770,554) (g)	373,909
Contech Construction Products, Inc. (308,203 common shares, Acquired date 10/29/10, Cost $0) (c)	0
Cumulus Media, Inc. (Warrants for 1,568 common shares, Expiration date 06/29/19, Acquired 01/14/10, Cost $0) (g)	2,963
Euramax International Inc. (1,870 common shares, Acquired 07/09/09, Cost $1,962,106) (c)(g)	588,987
Lake at Las Vegas Joint Venture (2,339 common shares, Acquired 7/05/07 & 1/02/08, Cost $24,140,508) (c)	947,873
Lake at Las Vegas Joint Venture (28 common shares, Acquired 7/05/07 & 1/02/08, Cost $285,788) (c)	11,260
Lyondell Chemical Co. (18,849 common shares, Acquired 05/21/10 & 06/02/10, Cost $310,397) (c)	506,850
Lyondell Chemical Co. (365,895 common shares, Acquired 05/11/10 & 05/21/10 & 06/02/10, Cost $10,157,589) (c)	9,827,940
Marietta Holdings Corp. (1,641,483 common shares, Acquired 04/22/10, Cost $2,591,511) (g)	607,677
Mega Brands, Inc. (Canada) (600,814 common shares, Acquired 03/31/10, Cost $1,080,625) (g)	341,672
Newhall Holding Co., LLC (235,259 common shares, Acquired 08/26/09, Cost $2,010,219) (c)	397,988
Rhodes Homes (750,544 common shares, Acquired 04/13/10, Cost $963,538)	225,163
SuperMedia Inc. (7,080 common shares, Acquired 01/07/10, Cost $525,307) (c)	46,586
Targus Group International, Inc. (62,413 common shares, Acquired 12/16/09, Cost $0) (b)(c)(g)	162,274
Vitruvian Exploration, LLC (76,400 common shares, Acquired 10/19/09, Cost $3,276,000) (c)	840,400
WCI Communities, Inc. (1,830 common shares, Acquired 09/23/09, Cost $205,427) (c)	155,550
Wellman, Inc. (1,892 common shares, Acquired 02/12/09 & 06/16/09, Cost $4,958,713) (c)	291,690

Total Equities 1.8%	17,022,270

Total Long-Term Investments 129.5% (Cost $1,368,707)	1,230,005,541

Time Deposits 2.4% (Cost $22,845,310)
State Street Bank & Trust Corp. ($22,845,310 par, 0.010% coupon, dated 10/31/10, to be sold on 11/01/10 at $22,845,329)	22,845,310

Total Investments 131.9% (Cost $1,391,552,395)	1,252,850,851

Foreign Currency 1.5% (Cost $14,183,888)	14,897,879

Borrowings (32.4%)	(308,000,000)

Liabilities in Excess of Other Assets (1.0%)	(9,807,340)

Net Assets 100.0%	$949,941,390

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Investment Abbreviations:

Principal amounts are denominated in US currency unless otherwise noted.

£ — Great Britain Pound

€ — Euro

Notes to Schedule of Investments

Percentages are calculated as a percentage of net assets.

(a)	All or portion of this security is payment-in-kind.

(b)	Affiliated Company.

(c)	Non-income producing security acquired through the restructuring of senior loans.

(d)	This borrower has filed for protection in federal bankruptcy court.

(e)	The borrower is in the process of restructuring or amending the terms of this loan.

(f)	All or a portion of this holding is designated in connection with unfunded loan commitments.

(g)	Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.25% of the net assets of the Fund.

(h)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(i)	Variable rate security. Interest rate shown is that in effect at October 31, 2010.

(j)	This term loan will settle after October 31, 2010 at which time the interest rate will be determined.

*	Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated maturities shown.

**	Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan. The stated coupon notes reflect the weighted average rate of the outstanding contracts for each loan as of October 31, 2010.
Swap agreements outstanding as of October 31, 2010:
     Credit Default Swaps

			Pay/						Credit
			Receive		Implied	Notional			Rating of
		Buy/Sell	Fixed	Expiration	Credit	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	Spread (a)	(000)	Payments	Value	Equity (b)
Bank of America N.A.	Lighthouse International	Sell	3.350%	09/20/12	20.130%	$6,959	$0	$(1,768,874)	B
Bank of America N.A.	Lighthouse International	Sell	3.650	12/20/12	21.110	6,959	0	(1,994,672)	B

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued
Swap agreements outstanding as of October 31, 2010:
     Credit Default Swaps (continued)

			Pay/						Credit
			Receive		Implied	Notional			Rating of
		Buy/Sell	Fixed	Expiration	Credit	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	Spread (a)	(000)	Payments	Value	Equity (b)
Credit Suisse International	Codere Finance Luxemburg SA	Sell	3.420	09/20/12	2.850	6,959	0	100,230	B
Goldman Sachs International	Calpine Corporation	Sell	5.000	03/20/11	2.140	2,000	65,000	33,873	B
Goldman Sachs International	CDX.NA.HY.9	Sell	3.750	12/20/12	2.240	34,400	1,431,000	1,232,858	NR
Goldman Sachs International	CDX.NA.HY.10	Sell	5.000	06/20/13	2.700	17,400	1,128,250	1,113,147	NR
Goldman Sachs International	Gala Group Finance	Sell	3.450	12/20/12	4.090	6,959	0	(55,534)	NR
Goldman Sachs International	Gala Group Finance	Sell	4.150	03/20/13	4.130	6,959	0	36,673	NR
Goldman Sachs International	LCDX.NA.10	Sell	3.250	06/30/13	1.680	46,800	5,269,000	1,870,715	NR
Goldman Sachs International	LCDX9	Sell	2.250	12/20/12	1.580	39,000	3,136,250	616,963	NR
Goldman Sachs International	Peermont Global	Sell	3.500	09/20/12	6.150	6,959	0	(292,071)	B
Goldman Sachs International	Texas Competitive Electric Holdings Company, LLC	Sell	5.000	03/20/12	6.390	5,000	112,500	(60,358)	B
Goldman Sachs International	UPC Holding	Sell	3.450	09/20/12	2.610	6,959	0	135,230	BBB
Goldman Sachs International	Wind Acquisition Finance SA	Sell	5.000	12/20/15	5.350	5,000	13,807,762	(63,399)	B+

Total Credit Default Swaps						$184,600	$24,949,762	$904,781

Swap Collateral Pledged to Counterparty
Bank of America N.A.							4,028,000
Credit Suisse International							88,000
Goldman Sachs International							27,000,000

Total Swap Collateral Pledged							$31,116,000

Total Swap Contracts							$32,020,781

NR — Not Rated

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

(a)	Implied credit spreads represents the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

(b)	Credit rating as issued by Standard and Poor’s (Unaudited).

Forward foreign currency contracts outstanding as of October 31, 2010:

			Unrealized
			Appreciation/
	Counter Party	In Exchange for	Current Value	Depreciation
Long Contracts:
Euro
1,023,750 expiring 11/05/10	Goldman Sachs International	US $	$1,424,805	$71,285
3,538,062 expiring 11/05/10	Goldman Sachs International	US $	4,924,102	369,710
1,592,000 expiring 11/05/10	Goldman Sachs International	US $	2,215,668	189,854
3,869,730 expiring 11/05/10	Goldman Sachs International	US $	5,385,701	223,481
4,730,000 expiring 11/05/10	Goldman Sachs International	US $	6,582,982	82,543
1,032,500 expiring 11/05/10	Goldman Sachs International	US $	1,436,983	541
417,113 expiring 11/05/10	Goldman Sachs International	US $	580,517	2,074
6,596,940 expiring 11/05/10	Goldman Sachs International	US $	9,181,298	(4,941)
434,556 expiring 11/05/10	Goldman Sachs International	US $	604,794	5,386
241,258,279 expiring 11/05/10	Goldman Sachs International	US $	335,771,465	(52,098)

				887,835

Pound Sterling
9,494,608 expiring 11/05/10	Goldman Sachs International	US $	15,213,361	633,005
4,912,500 expiring 11/05/10	Goldman Sachs International	US $	7,871,377	43,309
42,193,018 expiring 11/05/10	Goldman Sachs International	US $	67,606,547	(66,245)

				610,069

Total Long Contracts				1,497,904

Short Contracts:
Euro
202,704,132 expiring 11/05/10	Goldman Sachs International	US $	282,113,690	(18,942,915)
5,559,449 expiring 11/05/10	Goldman Sachs International	US $	7,737,369	(460,606)
8,333,492 expiring 11/05/10	Goldman Sachs International	US $	11,598,147	(1,062,946)
2,116,860 expiring 11/05/10	Goldman Sachs International	US $	2,946,142	(255,613)
3,660,034 expiring 11/05/10	Goldman Sachs International	US $	5,093,856	(304,336)
14,938,057 expiring 11/05/10	Goldman Sachs International	US $	20,790,057	(1,312,324)
15,143,198 expiring 11/05/10	Goldman Sachs International	US $	21,075,562	(447,497)
1,825,000 expiring 11/05/10	Goldman Sachs International	US $	2,539,946	(151,847)
2,737,500 expiring 11/05/10	Goldman Sachs International	US $	3,809,919	(212,507)
2,622,331 expiring 11/05/10	Goldman Sachs International	US $	3,649,632	10,093
4,852,877 expiring 11/05/10	Goldman Sachs International	US $	6,753,997	8,973

				(23,131,525)

Pound Sterling
55,570,614 expiring 11/05/10	Goldman Sachs International	US $	89,041,682	(2,696,062)
1,029,512 expiring 11/05/10	Goldman Sachs International	US $	1,649,604	(24,174)

				(2,720,236)

Total Short Contracts				(25,851,761)

Total Forward Foreign Currency Contracts				$(24,353,857)

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued
Summary of Long-Term Investments by Country Classification (Unaudited)

		Percentage
		of
		Long-Term
Country	Value	Investment
United States	867,119,488	70.5%
United Kingdom	122,133,714	9.9
Germany	71,551,072	5.8
Netherlands	29,420,160	2.4
Ireland	22,964,701	1.9
Sweden	22,337,971	1.8
Belgium	20,747,128	1.7
Denmark	20,298,883	1.7
Greece	15,678,595	1.3
Luxembourg	14,901,600	1.2
Bulgaria	11,438,171	0.9
Cayman Islands	4,685,627	0.4
Canada	3,858,954	0.3
Spain	2,869,477	0.2
	1,230,005,541	100%
Security Valuations — Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote or broker quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quote provided by the pricing service are valued based on a model which may include end of day net present values, spreads,ratings, industry, and company performance.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index

Invesco Van Kampen Dynamic Credit Opportunities Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued
futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	Prices are based on quoted prices in active markets for identical investments

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value.

		Level 2	Level 3
	Level 1	Other Significant	Significant Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Variable Rate Senior Loan Interests	$—	$966,713,635	$19,485,297	$986,198,932
Notes	—	219,050,532	7,733,807	226,784,339
Equities	14,998,533	—	2,023,737	17,022,270
Time Deposits	—	22,845,310	—	22,845,310
Forward foreign Currency Contracts	—	1,497,904	—	1,497,904
Credit Default Swaps	—	5,139,689	—	5,139,689
Unfunded Commitments	—	—	—	—

Total Investments in an Asset Position	$14,998,533	$1,215,247,071	$29,242,841	$1,259,488,444

Investments in a Liability Position
Unfunded Commitments	$—	$(2,248,976)	$—	$(2,248,976)
Forward foreign Currency Contracts	—	$(25,851,761)	—	(25,851,761)
Credit Default Swaps	—	(4,234,908)	—	(4,234,908)

Total Investments in a Liability Position	$—	$(32,335,645)	$—	$(32,335,645)

Investment Securities — Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$40,870,113
Aggregate unrealized (depreciation) of investment securities	(194,195,248)

Net unrealized (depreciation) of investment securities	$(153,325,135)

Cost of investments for tax purposes is $1,406,175,986.

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Dynamic Credit Opportunities Fund

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer
Date: December 30, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer
Date: December 30, 2010

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer
Date: December 30, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.